UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Scopia Management Inc.
Address:          152 West 57th St
                  New York, NY 10019


Form 13F File Number: 28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Mindich
Title:   President
Phone:   212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich       New York, NY       February 10, 2012
     ---------------------    --------------     -------------------
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $1,785,385
                                             -----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13 F File Number           Name

Scopia Management Inc.
FORM 13F
30-Dec-11


                                                                                                   Voting Authority
                                                                                                   -------------------------
                                                          Value    Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                Title of class  CUSIP      (x$1000)  Prn Amt   Prn  Call   Dscretn   Managers   Sole    Shared   None
----------------------------  --------------  ---------  --------  --------  ---  ----   -------   --------  -------  ------   ----
ALLOS THERAPEUTICS INC        COM             019777101      8389   5907483   SH          Sole               5907483
AMERICAN SUPERCONDUCTOR CORP  COM             030111108        21      5620   SH          Sole                  5620
AMERICAN SUPERCONDUCTOR CORP  COM             030111108      1134    307300   SH   PUT    Sole                307300
BHP BILLITON LTD              SPONSORED ADR   088606108     20688    292900   SH   PUT    Sole                292900
C&J ENERGY SVCS INC           COM             12467b304     34501   1648392   SH          Sole               1648392
CISCO SYS INC                 COM             17275r102     55560   3073034   SH          Sole               3073034
CISCO SYS INC                 COM             17275r102     20519   1134900   SH   CALL   Sole               1134900
CISCO SYS INC                 COM             17275r102     11918    659200   SH   CALL   Sole                659200
EMERGENT BIOSOLUTIONS INC     COM             29089q105     32991   1959107   SH          Sole               1959107
EXPEDIA INC DEL               COM             30212p303     52175   1797907   SH          Sole               1797907
GEO GROUP INC                 COM             36159r103    127972   7640099   SH          Sole               7640099
INTEL CORP                    COM             458140100    125857   5190000   SH   PUT    Sole               5190000
INTERMUNE INC                 COM             45884x103     11777    934689   SH          Sole                934689
JUNIPER NETWORKS INC          COM             48203r104     62352   3054976   SH          Sole               3054976
LUFKIN INDS INC               COM             549764108      6475     96196   SH          Sole                 96196
MACYS INC                     COM             55616p104     90966   2826801   SH          Sole               2826801
MEDIVATION INC                COM             58501n101    131670   2855559   SH          Sole               2855559
MOMENTA PHARMACEUTICALS INC.  COM             60877t100     80310   4618174   SH          Sole               4618174
NCR CORP NEW                  COM             62886e108     92132   5597332   SH          Sole               5597332
NORDION INC                   COM             65563c105     40186   4806920   SH          Sole               4806920
NPS PHARMACEUTICALS INC       COM             62936p103      5022    762097   SH          Sole                762097
OMNICARE INC                  COM             681904108     36955   1072705   SH          Sole               1072705
PHARMERICA CORP               COM             71714f104     26942   1774856   SH          Sole               1774856
PHH CORP                      COM NEW         693320202     59554   5565817   SH          Sole               5565817
PLAINS EXPL& PRODTN CO        COM             726505100     49470   1347224   SH          Sole               1347224
POWER ONE INC NEW             COM             73930r102      5295   1354107   SH          Sole               1354107
QLT INC                       COM             746927102      1712    237835   SH          Sole                237835
SEATTLE GENETICS INC          COM             812578102      3378    202114   SH          Sole                202114
SLM CORP                      COM             78442p106     29820   2225368   SH          Sole               2225368
SLM CORP                      COM             78442p106      5597    417700   SH   CALL   Sole                417700
SLM CORP                      COM             78442p106      5597    417700   SH   CALL   Sole                417700
SPDR S&P 500 ETF TR           TR UNIT         78462f103     50200    400000   SH   PUT    Sole                400000
SPDR S&P 500 ETF TR           TR UNIT         78462f103     37650    300000   SH   PUT    Sole                300000
SPDR S&P 500 ETF TR           TR UNIT         78462f103     62750    500000   SH   PUT    Sole                500000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A        848574109    180282   8675750   SH          Sole               8675750
SUNRISE SENIOR LIVING INC     COM             86768k106     37198   5740381   SH          Sole               5740381
TEXAS ROADHOUSE INC           COM             882681109      6313    423723   SH          Sole                423723
TFS FINL CORP                 COM             87240r107     47788   5333525   SH          Sole               5333525
TRIPADVISOR INC               COM             896945201     45325   1797901   SH          Sole               1797901
VIVUS INC                     COM             928551100      9751   1000100   SH   PUT    Sole               1000100
VERTEX PHARMAEUTICALS INC     COM             92532f100      2401     72312   SH          Sole                 72312
XEROX CORP                    COM             984121103     68792   8642260   SH          Sole               8642260